COLUMBIA FUNDS SERIES TRUST

Columbia California Tax-Exempt Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia California Tax-Exempt Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0135
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0135)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.36	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.80	% (d)(e)
Net Investment Income	2.72	% (d)(e)
Waiver/Reimbursement	0.06	% (d)
Net Assets, End of Period (000’s)	$1,381,013

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

(the “Fund”)

Class A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Class A Shares(a)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0233
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0233)

Net Asset Value, End of Period	$1.00

Total Return(e)	2.35	%(f)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(g)	0.65	%(h)
Interest Expense	—
Total Net Expenses(g)	0.65	%(h)
Net Investment Income(g)	4.70	%(h)
Waiver/Reimbursement	0.07	%(h)
Net Assets, End of Period (000’s)	$312,101

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

(the “Fund”)

Class B and Class C Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class B and Class C Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Class B Shares(a)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0201
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0201)

Net Asset Value, End of Period	$1.00

Total Return(c)	2.03	%(d)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(e)	1.30	%(f)
Interest Expense	—
Total Net Expenses(e)	1.30	%(f)
Net Investment Income(e)	4.06	%(f)
Waiver/Reimbursement	0.07	%(f)
Net Assets, End of Period (000’s)	$46,807

Columbia Cash Reserves—Class C Shares(a)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0201
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0201)

Net Asset Value, End of Period	$1.00

Total Return(c)	2.03	%(d)

Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(e)	1.30	%(f)
Interest Expense	—
Total Net Expenses(e)	1.30	%(f)
Net Investment Income(e)	4.05	%(f)
Waiver/Reimbursement	0.07	%(f)
Net Assets, End of Period (000’s)	$5,029

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock

Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

2

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

(the “Fund”)

Class Z Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class Z Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Class Z Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0255
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0255)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.58%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	5.16%
Waiver/Reimbursement(f)	0.07%
Net Assets, End of Period (000’s)	$697,601

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0226
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0226)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.28	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.80	%(e)
Interest Expense	—
Total Net Expenses(d)	0.80	%(e)
Net Investment Income(d)	4.55	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$19,076,891

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

(the “Fund”)

Marsico Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Marsico Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Marsico Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0238
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0238)

Net Asset Value, End of Period	$1.00

Total Return(d)	2.40	%(e)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(f)	0.55	%(g)
Interest Expense	—
Total Net Expenses(f)	0.55	%(g)
Net Investment Income(f)	4.80	%(g)
Waiver/Reimbursement	0.07	%(g)
Net Assets, End of Period (000’s)	$10,926

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Connecticut Municipal Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Connecticut Municipal Reserves—G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.017	(e)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.017)

Net Asset Value, End of Period	$1.00

Total Return(f)(g)	1.69	%(h)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(i)(j)
Net Investment Income	3.39	%(i)(j)
Waiver/Reimbursement	0.17	%(j)
Net Assets, End of Period (000’s)	$121,585

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Connecticut Municipal Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Connecticut Municipal Reserves—Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.016	(d)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.016)

Net Asset Value, End of Period	$1.00

Total Return(e)(f)	1.64	%(g)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(h)(i)
Net Investment Income	3.29	%(h)(i)
Waiver/Reimbursement	0.17	%(i)
Net Assets, End of Period (000’s)	$29,626

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Reserves

(the “Fund”)

Class A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Reserves—Class A Shares(a)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0230
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0230)

Net Asset Value, End of Period	$1.00

Total Return(e)	2.32	%(f)

Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.65	%(h)
Net Investment Income(g)	4.64	%(h)
Waiver/Reimbursement	0.07	%(h)
Net Assets, End of Period (000’s)	$15,568

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0223
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0223)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.25	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.80	%(e)
Net Investment Income(d)	4.49	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$638,460

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Reserves—G-Trust Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0252
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0252)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.55%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	5.09%
Waiver/Reimbursement(f)	0.07%
Net Assets, End of Period (000’s)	$230,014

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Reserves—Retail A Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0248
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0248)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.51%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.29%
Net Investment Income(e)(f)	5.00%
Waiver/Reimbursement(f)	0.07%
Net Assets, End of Period (000’s)	$58,698

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Plus Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Plus Reserves—G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.025
Less Distributions Declared to Shareholders
From Net Investment Income	(0.025)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.55	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(f)(g)
Net Investment Income	5.10	%(f)(g)
Waiver/Reimbursement	0.14	%(f)
Net Assets, End of Period (000’s)	$188,880

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Government Plus Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Government Plus Reserves – Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.025
Less Distributions Declared to Shareholders
From Net Investment Income	(0.025)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.50	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(f)(g)
Net Investment Income	5.01	%(f)(g)
Waiver/Reimbursement	0.14	%(f)
Net Assets, End of Period (000’s)	$9,830

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Massachusetts Municipal Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Massachusetts Municipal Reserves—G-Trust Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.017	(e)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.017)

Net Asset Value, End of Period	$1.00

Total Return(f)(g)	1.69	%(h)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(i)(j)
Net Investment Income	3.40	%(i)(j)
Waiver/Reimbursement	0.11	%(j)
Net Assets, End of Period (000’s)	$202,056

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Massachusetts Municipal Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Massachusetts Municipal Reserves—Retail A Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.016	(d)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.016)

Net Asset Value, End of Period	$1.00

Total Return(e)(f)	1.65	%(g)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.28	%(h)(i)
Net Investment Income	3.32	%(h)(i)
Waiver/Reimbursement	0.11	%(i)
Net Assets, End of Period (000’s)	$109,263

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Money Market Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Money Market Reserves—G-Trust Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0256
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0256)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.59%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	5.17%
Waiver/Reimbursement(f)	0.06%
Net Assets, End of Period (000’s)	$707,483

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Money Market Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Money Market Reserves—Retail A Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0253
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0253)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.55%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.27%
Net Investment Income(e)(f)	5.10%
Waiver/Reimbursement(f)	0.06%
Net Assets, End of Period (000’s)	$97,620

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Municipal Reserves

(the “Fund”)

Class Z Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class Z Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Municipal Reserves—Class Z Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0171
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0171)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	1.72%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	3.46%
Waiver/Reimbursement(e)	0.06%
Net Assets, End of Period (000’s)	$47,546

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Municipal Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Municipal Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0141
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0141)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.42	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.80	%(d)(e)
Net Investment Income	2.85	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$1,552,456

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia New York Tax-Exempt Reserves

(the “Fund”)

Class A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia New York Tax-Exempt Reserves—Class A Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0146
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0146)

Net Asset Value, End of Period	$1.00

Total Return(e)	1.47	%(f)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.65	%(g)(h)
Net Investment Income	2.95	%(g)(h)
Waiver/Reimbursement	0.11	%(g)
Net Assets, End of Period (000’s)	$35,642

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia New York Tax-Exempt Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia New York Tax-Exempt Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007(a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0093
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0093)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	0.93%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.80	%(f)
Net Investment Income(e)	2.82	%(f)
Waiver/Reimbursement(e)	0.11%
Net Assets, End of Period (000’s)	$10

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia New York Tax-Exempt Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia New York Tax-Exempt Reserves—G-Trust Shares
(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0169
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0169)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	1.70%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	3.40%
Waiver/Reimbursement(e)	0.11%
Net Assets, End of Period (000’s)	$15,371

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia New York Tax-Exempt Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia New York Tax-Exempt Reserves—Retail A Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0164
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0164)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	1.65%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.30%
Net Investment Income(e)(f)	3.31%
Waiver/Reimbursement(e)	0.11%
Net Assets, End of Period (000’s)	$69

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Tax-Exempt Reserves

(the “Fund”)

Class A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Tax-Exempt Reserves—Class A Shares(f)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0147
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0147)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.48	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.65	%(d)(e)
Net Investment Income	2.95	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$16,104

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Tax-Exempt Reserves

(the “Fund”)

Daily Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Class Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Tax-Exempt Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0139
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0139)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.40	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.80	%(d)(e)
Net Investment Income	2.79	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$26,090

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Tax-Exempt Reserves

(the “Fund”)

G-Trust Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for G-Trust Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Tax-Exempt Reserves—G-Trust Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0169
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0169)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	1.70%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.20%
Net Investment Income(e)(f)	3.41%
Waiver/Reimbursement(e)	0.06%
Net Assets, End of Period (000’s)	$660,511

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Tax-Exempt Reserves

(the “Fund”)

Retail A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Retail A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Tax-Exempt Reserves—Retail A Shares

(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0165
Less Distributions Declared to Shareholders
From net Investment Income	(0.0165)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	1.66%

Ratios to Average Net Assets/Supplemental Data
Expenses(e)(f)	0.29%
Net Investment Income(e)(f)	3.32%
Waiver/Reimbursement(e)	0.06%
Net Assets, End of Period (000’s)	$18,167

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Treasury Reserves

(the “Fund”)

Class A Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Class A Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Treasury Reserves—Class A Shares(a)

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0230
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0230)

Net Asset Value, End of Period	$1.00

Total Return(e)	2.33	(f)

Ratios to Average Net Assets/Supplemental Data
Expenses(g)	0.65	%(h)
Net Investment Income(g)	4.65	%(h)
Waiver/Reimbursement	0.06	%(h)
Net Assets, End of Period (000’s)	$564,475

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Treasury Reserves

(the “Fund”)

Daily Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Daily Shares of the Fund is hereby supplemented as follows:

1. The Fund’s Financial Highlights table is amended by adding the following information (duplicate footnotes omitted):

Columbia Treasury Reserves—Daily Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0223
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0223)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.25	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.80	%(e)
Net Investment Income(d)	4.49	%(e)
Waiver/Reimbursement	0.06	(e)
Net Assets, End of Period (000’s)	$711,529

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentalsTM Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

(the “Funds”)

Adviser Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Adviser Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0243
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0243)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.45	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.45	%(e)
Interest Expense	—
Total Net Expenses(d)	0.45	%(e)
Net Investment Income(d)	4.90	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$16,994,145

Columbia Money Market Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0244
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0244)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.46	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.45	%(e)
Interest Expense	—
Total Net Expenses(d)	0.45	%(e)
Net Investment Income(d)	4.92	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$7,351,445

Columbia Treasury Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0240
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0240)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.43	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.45	%(e)
Net Investment Income(d)	4.84	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$8,703,591

2

Columbia Government Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0240
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0240)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.42	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.45	%(e)
Net Investment Income(d)	4.84	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$1,217,908

Columbia Municipal Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0159
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0159)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.60	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(d)(e)
Net Investment Income	3.20	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$1,060,068

3

Columbia Tax-Exempt Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0157
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0157)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.58	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(e)(f)
Net Investment Income	3.15	%(e)(f)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$52,201

Columbia California Tax-Exempt Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0152
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0152)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.53	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(d)(e)
Net Investment Income	3.08	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$454,083

4

Columbia New York Tax-Exempt Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0156
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0156)

Net Asset Value, End of Period	$1.00

Total Return(f)(g)	1.57%

Ratios to Average Net Assets/Supplemental Data
Expenses(h)	0.45	%(i)
Net Investment Income(h)	3.15	%(i)
Waiver/Reimbursement(h)	0.11%
Net Assets, End of Period (000’s)	$6,856

Columbia Government Plus Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.024
Less Distributions Declared to Shareholders
From Net Investment Income	(0.024)

Net Asset Value, End of Period	$1.00

Total Return(e)(f)	2.43	%(g)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.45	%(h)(i)
Net Investment Income	4.85	%(h)(i)
Waiver/Reimbursement	0.14	%(h)
Net Assets, End of Period (000’s)	$11,858

5

Columbia Prime Reserves—Adviser Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.025
Less Distributions Declared to Shareholders
From Net Investment Income	(0.025)

Net Asset Value, End of Period	$1.00

Total Return(e)(f)	2.50	%(g)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.41	%(h)(i)
Net Investment Income	4.98	%(h)(i)
Waiver/Reimbursement	0.12	%(h)
Net Assets, End of Period (000’s)	$170,503

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

6

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

(the “Funds”)

Capital Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Capital Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0255
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0255)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.58	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.20	%(e)
Interest Expense	—
Total Net Expenses(d)	0.20	%(e)
Net Investment Income(d)	5.15	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$13,522,180

Columbia Money Market Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0256
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0256)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.59	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.20	%(e)
Interest Expense	—
Total Net Expenses(d)	0.20	%(e)
Net Investment Income(d)	5.17	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$9,043,127

Columbia Treasury Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0253
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0253)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.55	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.20	%(e)
Net Investment Income(d)	5.10	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$3,159,247

2

Columbia Government Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0252
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0252)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.55	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.20	%(e)
Net Investment Income(d)	5.09	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$1,407,687

Columbia Municipal Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0171
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0171)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.72	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(d)(e)
Net Investment Income	3.45	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$3,796,356

3

Columbia Tax-Exempt Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0169
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0169)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.70	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(e)(f)
Net Investment Income	3.40	%(e)(f)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$895,143

Columbia California Tax-Exempt Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0165
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0165)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.66	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(d)(e)
Net Investment Income	3.32	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$483,601

4

Columbia New York Tax-Exempt Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0169
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0169)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.70	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(e)(f)
Net Investment Income	3.39	%(e)(f)
Waiver/Reimbursement	0.11	%(e)
Net Assets, End of Period (000’s)	$27,717

Columbia Government Plus Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.025
Less Distributions Declared to Shareholders
From Net Investment Income	(0.025)

Net Asset Value, End of Period	$1.00

Total Return(d)(e)	2.55	%(f)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(g)(h)
Net Investment Income	5.10	%(g)(h)
Waiver/Reimbursement	0.14	%(g)
Net Assets, End of Period (000’s)	$369,989

5

Columbia Prime Reserves—Capital Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.026
Less Distributions Declared to Shareholders
From Net Investment Income	(0.026)

Net Asset Value, End of Period	$1.00

Total Return(d)(e)	2.62	%(f)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.16	%(g)(h)
Net Investment Income	5.23	%(g)(h)
Waiver/Reimbursement	0.12	%(g)
Net Assets, End of Period (000’s)	$5,756,613

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

6

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

(the “Funds”)

Institutional Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Institutional Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0253
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0253)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.56	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.24	%(e)
Interest Expense	—
Total Net Expenses(d)	0.24	%(e)
Net Investment Income(d)	5.11	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$8,128,027

Columbia Money Market Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0254
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0254)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.57	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.24	%(e)
Interest Expense	—
Total Net Expenses(d)	0.24	%(e)
Net Investment Income(d)	5.13	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$4,013,342

Columbia Treasury Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0251
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0251)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.53	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.24	%(e)
Net Investment Income(d)	5.05	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$1,171,007

2

Columbia Government Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0250
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0250)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.53	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.24	%(e)
Net Investment Income(d)	5.05	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$585,771

Columbia Municipal Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0169
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0169)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.70	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(d)(e)
Net Investment Income	3.41	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$857,033

3

Columbia Tax-Exempt Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0167
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0167)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.68	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(e)(f)
Net Investment Income	3.36	%(e)(f)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$227,519

Columbia California Tax-Exempt Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0163
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0163)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.64	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(d)(e)
Net Investment Income	3.27	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$598,131

4

Columbia New York Tax-Exempt Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0167
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0167)

Net Asset Value, End of Period	$1.00

Total Return(e)	1.68	%(f)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(g)(h)
Net Investment Income	3.36	%(g)(h)
Waiver/Reimbursement	0.11	%(g)
Net Assets, End of Period (000’s)	$210,459

Columbia Government Plus Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.025
Less Distributions Declared to Shareholders
From Net Investment Income	(0.025)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.53	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.24	%(f)(g)
Net Investment Income	5.06	%(f)(g)
Waiver/Reimbursement	0.14	%(f)
Net Assets, End of Period (000’s)	$13,323

5

Columbia Prime Reserves—Institutional Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.026
Less Distributions Declared to Shareholders
From Net Investment Income	(0.026)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.60	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.20	%(f)(g)
Net Investment Income	5.19	%(f)(g)
Waiver/Reimbursement	0.12	%(f)
Net Assets, End of Period (000’s)	$379,747

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

6

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

(the “Funds”)

Investor Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Investor Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0238
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0238)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.40	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.55	%(e)
Interest Expense	—
Total Net Expenses(d)	0.55	%(e)
Net Investment Income(d)	4.80	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$1,427,321

Columbia Money Market Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0239
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0239)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.41	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.55	%(e)
Interest Expense	—
Total Net Expenses(d)	0.55	%(e)
Net Investment Income(d)	4.82	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$78,008

Columbia Treasury Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0235
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0235)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.38	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.55	%(e)
Net Investment Income(d)	4.75	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$221,922

2

Columbia Government Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0235
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0235)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.37	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.55	%(e)
Net Investment Income(d)	4.74	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$515,512

Columbia Municipal Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0154
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0154)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.55	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(d)(e)
Net Investment Income	3.10	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$67,247

3

Columbia Tax-Exempt Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0152
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0152)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.53	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(d)(e)
Net Investment Income	3.06	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$5,794

Columbia California Tax-Exempt Reserves—Investor Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0147
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0147)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.48	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.55	%(d)(e)
Net Investment Income	2.97	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$219,134

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

4

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia Government Plus Reserves

Columbia Prime Reserves

(the “Funds”)

Liquidity Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Liquidity Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0248
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0248)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.51	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.35	%(e)
Interest Expense	—
Total Net Expenses(d)	0.35	%(e)
Net Investment Income(d)	5.00	%(e)
Waiver/Reimbursement	0.17	%(e)
Net Assets, End of Period (000’s)	$992,617

Columbia Money Market Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0249
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0249)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.51	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.35	%(e)
Interest Expense	—
Total Net Expenses(d)	0.35	%(e)
Net Investment Income(d)	5.02	%(e)
Waiver/Reimbursement	0.16	%(e)
Net Assets, End of Period (000’s)	$1,549,826

Columbia Treasury Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0245
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0245)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.48	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.35	%(e)
Net Investment Income(d)	4.94	%(e)
Waiver/Reimbursement	0.16	%(e)
Net Assets, End of Period (000’s)	$401,376

2

Columbia Government Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0245
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0245)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.48	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.35	%(e)
Net Investment Income(d)	4.94	%(e)
Waiver/Reimbursement	0.17	%(e)
Net Assets, End of Period (000’s)	$1,095,804

Columbia Municipal Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0164
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0164)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.65	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.35	%(d)(e)
Net Investment Income	3.30	%(d)(e)
Waiver/Reimbursement	0.16	%(d)
Net Assets, End of Period (000’s)	$302,729

3

Columbia Tax-Exempt Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0162
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0162)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.63	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.35	%(e)(f)
Net Investment Income	3.26	%(e)(f)
Waiver/Reimbursement	0.16	%(e)
Net Assets, End of Period (000’s)	$86,584

Columbia California Tax-Exempt Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0157
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0157)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.58	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.35	%(e)(f)
Net Investment Income	3.18	%(e)(f)
Waiver/Reimbursement	0.16	%(e)
Net Assets, End of Period (000’s)	$40,344

4

Columbia Government Plus Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.024
Less Distributions Declared to Shareholders
From Net Investment Income	(0.024)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.44	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.35	%(f)(g)
Net Investment Income	4.95	%(f)(g)
Waiver/Reimbursement	0.24	%(f)
Net Assets, End of Period (000’s)	$11

Columbia Prime Reserves—Liquidity Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.023
Less Distributions Declared to Shareholders
From Net Investment Income	(0.023)

Net Asset Value, End of Period	$1.00

Total Return(c)(d)	2.31	%(e)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.31	%(f)(g)
Net Investment Income	5.07	%(f)(g)
Waiver/Reimbursement	0.22	%(f)
Net Assets, End of Period (000’s)	$11

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

5

COLUMBIA FUNDS SERIES TRUST

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

(the “Funds”)

Trust Class Shares

Supplement dated August 1, 2007

to Prospectus dated August 1, 2007

The prospectus for Trust Class Shares of the Funds is hereby supplemented as follows:

1. The Funds’ respective Financial Highlights tables are amended by adding the following information (duplicate footnotes omitted):

Columbia Cash Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0250
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0250)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.53	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.30	%(e)
Interest Expense	—
Total Net Expenses(d)	0.30	%(e)
Net Investment Income(d)	5.05	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$2,412,906

Columbia Money Market Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0251
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0251)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.54	%(c)

Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses(d)	0.30	%(e)
Interest Expense	—
Total Net Expenses(d)	0.30	%(e)
Net Investment Income(d)	5.07	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$32,611

Columbia Treasury Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0248
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0248)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.50	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.30	%(e)
Net Investment Income(d)	5.00	%(e)
Waiver/Reimbursement	0.06	%(e)
Net Assets, End of Period (000’s)	$577,609

2

Columbia Government Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0247
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0247)

Net Asset Value, End of Period	$1.00

Total Return(b)	2.50	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses(d)	0.30	%(e)
Net Investment Income(d)	4.99	%(e)
Waiver/Reimbursement	0.07	%(e)
Net Assets, End of Period (000’s)	$251,990

Columbia Municipal Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0166
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0166)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.67	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(d)(e)
Net Investment Income	3.35	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$536,048

3

Columbia Tax-Exempt Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0164
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0164)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.65	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(d) (e)
Net Investment Income	3.31	%(d) (e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$2,609,376

Columbia California Tax-Exempt Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0160
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0160)

Net Asset Value, End of Period	$1.00

Total Return(b)	1.61	%(c)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(d)(e)
Net Investment Income	3.22	%(d)(e)
Waiver/Reimbursement	0.06	%(d)
Net Assets, End of Period (000’s)	$593,733

4

Columbia New York Tax-Exempt Reserves—Trust Class Shares

	(Unaudited) Six Months Ended February 28, 2007
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations
Net Investment Income	0.0164
Less Distributions Declared to Shareholders
From Net Investment Income	(0.0164)

Net Asset Value, End of Period	$1.00

Total Return(c)	1.65	%(d)

Ratios to Average Net Assets/Supplemental Data
Expenses	0.30	%(e)(f)
Net Investment Income	3.30	%(e)(f)
Waiver/Reimbursement	0.11	%(e)
Net Assets, End of Period (000’s)	$40,859

2. Under the heading “Buying, Selling and Exchanging Shares,” the disclosure in the “Business Days” FUNDamentals™ Box is replaced with the following:

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Bond Market Association recommends that the securities markets close early.

In addition to weekends, either the Federal Reserve Bank of New York or the NYSE is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

5